Investment Objectives and Goals	Feb. 18, 2025
U.S. Managed Volatility Fund | SIIT U.S. Managed Volatility Fund
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Managed Volatility Fund
Global Managed Volatility Fund | SIIT Global Managed Volatility Fund
Prospectus [Line Items]
Risk/Return [Heading]	Global Managed Volatility Fund